AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2022

(unaudited)

Shares	Common Stocks (98.2%)	Market Value	(a)
	Communication Services (2.4%)
	Entertainment (2.0%)
9,000	Live Nation Entertainment, Inc.+	$ 1,058,760

11,000	Roku, Inc.+	1,377,970

8,000	Take-Two Interactive Software, Inc.+	1,229,920
		3,666,650
	Interactive Media & Services (0.4%)
17,000	Twitter, Inc.+	657,730
	Total Communication Services	4,324,380

	Consumer Discretionary (8.6%)
	Auto Components (0.7%)
11,177	Aptiv PLC+	1,337,999

	Automobiles (2.3%)
244,000	Ford Motor Co.	4,126,040

	Diversified Consumer Services (1.0%)
13,555	Bright Horizons Family Solutions, Inc.+	1,798,613

	Hotels, Restaurants & Leisure (2.0%)
28,000	Caesars Entertainment, Inc.+	2,166,080
16,000	Planet Fitness, Inc.+	1,351,680
		3,517,760
	Leisure Products (1.8%)
146,000	Mattel, Inc.+	3,242,660

	Specialty Retail (0.8%)
28,205	Bath & Body Works, Inc.	1,348,199
	Total Consumer Discretionary	15,371,271

	Consumer Staples (2.0%)
	Food & Staples Retailing (0.6%)
30,000	Albertsons Cos, Inc.	997,500

	Food Products (1.4%)
11,000	Archer-Daniels-Midland Co.	992,860
23,000	Kellogg Co.	1,483,270
		2,476,130
	Total Consumer Staples	3,473,630

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Energy (10.7%)
	Oil, Gas & Consumable Fuels (10.7%)
5,000	Cheniere Energy, Inc.	$ 693,250
16,000	Diamondback Energy, Inc.	2,193,280
54,000	Hess Corp.	5,780,160
48,000	Occidental Petroleum Corp.	2,723,520
11,000	Phillips 66	950,290
23,000	Pioneer Natural Resources Co.	5,750,690
12,000	Valero Energy Corp.	1,218,480
	Total Energy	19,309,670

	Financials (13.0%)
	Banks (6.2%)
44,000	BankUnited, Inc.	1,934,240
40,000	First Horizon Corp.	939,600
17,000	First Republic Bank	2,755,700
219,000	Huntington Bancshares, Inc.	3,201,780
14,000	M&T Bank Corp.	2,373,000
		11,204,320
	Capital Markets (1.6%)
16,000	LPL Financial Holdings, Inc.	2,922,880

	Consumer Finance (1.0%)
41,000	Ally Financial, Inc.	1,782,680

	Insurance (4.2%)
18,000	Brown & Brown, Inc.	1,300,860
68,000	MetLife, Inc.	4,779,040
12,000	Prudential Financial, Inc.	1,418,040
		7,497,940
	Total Financials	23,407,820

	Health Care (7.2%)
	Biotechnology (1.0%)
8,000	BioMarin Pharmaceutical, Inc.+	616,800
5,000	Horizon Therapeutics PLC+	526,050
4,000	Seagen, Inc.+	576,200
		1,719,050
	Health Care Equipment & Supplies (2.1%)
1,000	Dexcom, Inc.+	511,600
26,000	Zimmer Biomet Holdings, Inc.	3,325,400
		3,837,000
	Health Care Providers & Services (0.7%)
10,000	Guardant Health, Inc.+	662,400
2,000	HCA Healthcare, Inc.	501,240
		1,163,640

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Health Care (continued)
	Life Sciences Tools & Services (2.4%)
48,000	Avantor, Inc.+	$ 1,623,360
12,000	IQVIA Holdings, Inc.+	2,774,520
		4,397,880
	Pharmaceuticals (1.0%)
16,000	Catalent, Inc.+	1,774,400
	Total Healthcare	12,891,970

	Industrials (10.9%)
	Aerospace & Defense (0.9%)
17,000	AeroVironment, Inc.+	1,600,380

	Airlines (0.6%)
24,000	Southwest Airlines Co.+	1,099,200

	Building Products (1.4%)
22,000	Builders FirstSource, Inc.+	1,419,880
24,000	Carrier Global Corp.	1,100,880
		2,520,760
	Commercial Services & Supplies (1.5%)
20,320	Republic Services, Inc.	2,692,400

	Machinery (2.5%)
18,000	Evoqua Water Technologies Corp.+	845,640
13,000	Helios Technologies, Inc.	1,043,250
5,500	Nordson Corp.	1,248,940
16,000	Xylem, Inc.	1,364,160
		4,501,990
	Professional Services (3.1%)
12,000	Jacobs Engineering Group, Inc.	1,653,720
16,000	TransUnion	1,653,440
11,000	Verisk Analytics, Inc.	2,360,930
		5,668,090
	Trading Companies & Distributors (0.9%)
12,000	WESCO International, Inc.+	1,561,680
	Total Industrials	19,644,500

	Information Technology (23.1%)
	Communication Equipment (3.7%)
47,200	Arista Networks, Inc.+	6,559,856

	Electronic Equipment, Instruments & Components (1.4%)
5,366	Teledyne Technologies, Inc.+	2,536,133

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Information Technology (continued)
	Semiconductors & Semiconductor Equipment (8.1%)
16,000	Marvell Technology, Inc.	$ 1,147,360
36,000	Micron Technology, Inc.	2,804,040
32,000	ON Semiconductor Corp.+	2,003,520
24,000	Qorvo, Inc.+	2,978,400
50,000	Wolfspeed, Inc.+	5,693,000
		14,626,320
	Software (9.9%)
12,000	Cadence Design Systems, Inc.+	1,973,520
22,000	CommVault Systems, Inc.+	1,459,700
5,000	Elastic NV+	444,750
1,000	HubSpot, Inc.+	474,940
4,078	Palo Alto Networks, Inc.+	2,538,596
30,000	Splunk, Inc.+	4,458,300
8,000	Synopsys, Inc.+	2,666,160
15,400	Workday, Inc.+	3,687,684
		17,703,650
	Total Information Technology	41,425,959

	Materials (4.7%)
	Chemicals (1.5%)
16,000	Aspen Aerogels, Inc.+	551,680
17,000	Corteva, Inc.	977,160
6,000	International Flavors & Fragrances, Inc.	787,980
7,000	The Mosaic Co.	465,500
		2,782,320
	Construction Materials (0.9%)
4,000	Martin Marietta Materials, Inc.	1,539,560

	Metals & Mining (2.3%)
34,000	Barrick Gold Corp.	834,020
20,000	Lithium Americas Corp.+	769,800
24,000	Steel Dynamics, Inc.	2,002,320
10,000	Wheaton Precious Metals Corp.	475,800
		4,081,940
	Total Materials	8,403,820

	Real Estate (6.7%)
	Equity Real Estate Investment (6.2%)
16,000	Simon Property Group, Inc.	2,104,960
32,000	Ventas, Inc.	1,976,320
80,000	VICI Properties, Inc.	2,276,800
125,000	Weyerhaeuser Co.	4,737,500
		11,095,580
	Real Estate Management & Development (0.5%)
50,000	Cushman & Wakefield PLC+	1,025,500
	Total Real Estate	12,121,080

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

(unaudited)

Shares	Common Stocks (continued)	Market Value	(a)
	Utilities (8.9%)
	Electric Utilities (1.7%)
26,000	Entergy Corp.	$ 3,035,500

	Multi-Utilities (7.2%)
48,000	CMS Energy Corp.	3,357,120
40,000	Dominion Energy, Inc.	3,398,800
90,000	NiSource, Inc.	2,862,000
34,000	WEC Energy Group, Inc.	3,393,540
		13,011,460
	Total Utilities	16,046,960
	Total Common Stocks (cost $149,237,327)	176,421,060

Short-Term Investment (1.3%)
2,418,571	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.15%* (cost $2,418,571)	2,418,571

Total Investments (cost $151,655,898 - note b)	99.5%	178,839,631
Other assets less liabilities	0.5	858,915
Net Assets	100.0%	$ 179,698,546

+ Non-income producing security.
* The rate is an annualized seven-day yield at period end.

AQUILA OPPORTUNITY GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2022

(unaudited)

Portfolio Distribution	Percent of Common Stocks
Aerospace & Defense	0.9%
Airlines	0.6
Auto Components	0.8
Automobiles	2.3
Banks	6.3
Biotechnology	1.0
Building Products	1.4
Capital Markets	1.7
Chemicals	1.6
Commercial Services & Supplies	1.5
Communication Equipment	3.7
Construction Materials	0.9
Consumer Finance	1.0
Diversified Consumer Services	1.0
Electric Utilities	1.7
Electronic Equipment, Instruments & Components	1.4
Entertainment	2.1
Equity Real Estate Investment	6.3
Food & Staples Retailing	0.6
Food Products	1.4
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	0.7
Hotels, Restaurants & Leisure	2.0
Insurance	4.2
Interactive Media & Services	0.4
Leisure Products	1.8
Life Sciences Tools & Services	2.5
Machinery	2.6
Metals & Mining	2.3
Multi-Utilities	7.4
Oil, Gas & Consumable Fuels	10.9
Pharmaceuticals	1.0
Professional Services	3.2
Real Estate Management & Development	0.6
Semiconductors & Semiconductor Equipment	8.3
Software	10.0
Specialty Retail	0.8
Trading Companies & Distributors	0.9
100.0%

See accompanying notes to financial statements.

AQUILA OPPORTUNITY GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2022

(unaudited)

(a)   Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)   At March 31, 2022, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $152,174,878 amounted to $26,664,753, which consisted of aggregate gross unrealized appreciation of $32,763,191 and aggregate gross unrealized depreciation of $6,098,438.

(c)   Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$ 178,839,631
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$ 178,839,631
+ See schedule of investments for a detailed listing of securities.